481 P1 02/24

FRANKLIN FUND ALLOCATOR SERIES

SUPPLEMENT DATED FEBRUARY 6, 2024

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED MAY 1, 2023, OF
FRANKLIN GLOBAL ALLOCATION FUND (THE “FUND”)

1) Effective February 29, 2024, all references to Kimberly Strand in the section entitled “Fund Summary – Portfolio Managers” in the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Jacqueline Kenney, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since February 2024.

2) Effective February 29, 2024, all references to Kimberly Strand in the section entitled “Fund Details – Management” in the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Jacqueline Kenney, CFA Portfolio Manager of Advisers
Ms. Kenney has been a co-lead portfolio manager of the Fund since February 2024. She joined Franklin Templeton in 2010.

3) Effective February 29, 2024, all references to Kimberly Strand in the section entitled “Management and Other Services – Portfolio Managers” in the Fund’s SAI are deleted in their entirety and replaced with the following:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million) [1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x $1 million)[2]
Jacqueline Kenney*	18	8,539.4	11	357.9	1	3.9

1. These figures represent registered investment companies other than the Fund.

2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio managers listed would not be solely responsible for managing such listed amounts.

*Information is provided as of December 31, 2023.

4) Effective February 29, 2024, all references to Kimberly Strand in the section entitled “Management and Other Services – Portfolio Managers – Ownership of Fund shares” in the Fund’s SAI are deleted in their entirety and replaced with the following:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Jacqueline Kenney*	None

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
*Information is provided as of December 31, 2023.

Please retain this supplement for future reference